UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2010.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     02/07/2011
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     104

Form 13F Information Table Value Total:    114,575
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
December 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp                      COM              001084102     1440    28425 SH       Sole                    28425
AT & T, Inc. New               COM              00206r102      521    17741 SH       Sole                    17741
Abbott Laboratories            COM              002824100     1680    35063 SH       Sole                    35063
Alkermes Inc                   COM              01642T108      554    45151 SH       Sole                    45151
Alliance One International     COM              018772103     2105   496414 SH       Sole                   496414
Altria Group Inc.              COM              02209s103     2133    86620 SH       Sole                    86620
American Express Co.           COM              025816109      371     8633 SH       Sole                     8633
Amgen Inc.                     COM              031162100      223     4059 SH       Sole                     4059
Andersons Inc.                 COM              034164103      718    19749 SH       Sole                    19749
Apollo Group                   COM              037604105     2492    63100 SH       Sole                    63100
Apple Computer Inc.            COM              037833100      305      947 SH       Sole                      947
Automatic Data Processing      COM              053015103     1348    29126 SH       Sole                    29126
BP p.l.c.                      COM              055622104     1466    33196 SH       Sole                    33196
Bank of America Corp           COM              060505104     1059    79357 SH       Sole                    79357
Bank of New York Mellon Corp   COM              064058100      751    24866 SH       Sole                    24866
Berkshire Hathaway Inc. Class  COM              084670207      497     6200 SH       Sole                     6200
Bioscrip, Inc.                 COM              09069n108      239    45759 SH       Sole                    45759
Blount International Inc.      COM              095180105      321    20350 SH       Sole                    20350
Boeing Company                 COM              097023105      737    11297 SH       Sole                    11297
Boston Scientific Corp.        COM              101137107      152    20052 SH       Sole                    20052
British American Tobacco       COM              110448107      412     5300 SH       Sole                     5300
CVS Caremark Corp              COM              126650100     2153    61922 SH       Sole                    61922
Career Education Corp          COM              141665109      504    24293 SH       Sole                    24293
Chevron Corp.                  COM              166764100     1482    16237 SH       Sole                    16237
Cisco Sys Inc.                 COM              17275R102      219    10811 SH       Sole                    10811
Citigroup Inc.                 COM              172967101      763   161385 SH       Sole                   161385
Coca-Cola Company              COM              191216100     2853    43385 SH       Sole                    43385
Comcast Corp Class A           COM              20030n101     1037    47193 SH       Sole                    47193
ConocoPhillips                 COM              20825c104     1461    21460 SH       Sole                    21460
Costco Wholesale Corp          COM              22160k105     1820    25209 SH       Sole                    25209
Coventry Health Care Inc.      COM              222862104      556    21051 SH       Sole                    21051
Dell Corp                      COM              24702r101      492    36278 SH       Sole                    36278
Diageo PLC ADR                 COM              25243q205     1153    15514 SH       Sole                    15514
DirecTV Class A                COM              25459l106      491    12309 SH       Sole                    12309
Discover Financial Services    COM              254709108      276    14903 SH       Sole                    14903
Dow Chemical Company           COM              260543103     1926    56409 SH       Sole                    56409
Dr. Pepper Snapple Group       COM              26138e109     1914    54437 SH       Sole                    54437
E. I. Du Pont De Nemours       COM              263534109     1309    26250 SH       Sole                    26250
Express Scripts Inc.           COM              302182100      549    10160 SH       Sole                    10160
Exxon Mobil Corp               COM              30231G102     1972    26970 SH       Sole                    26970
Fedex Corp                     COM              31428X106      205     2200 SH       Sole                     2200
Franklin Resources Inc.        COM              354613101     2380    21400 SH       Sole                    21400
General Electric Co.           COM              369604103      474    25903 SH       Sole                    25903
Glaxo SmithKline PLC           COM              37733W105     1701    43360 SH       Sole                    43360
Granite Construction Inc.      COM              387328107      306    11150 SH       Sole                    11150
H & R Block Inc.               COM              093671105     1708   143400 SH       Sole                   143400
Health Mgmt Assoc.             COM              421933102     1782   186775 SH       Sole                   186775
Hewlett Packard                COM              428236103      820    19472 SH       Sole                    19472
Home Depot Inc.                COM              437076102     1165    33241 SH       Sole                    33241
ITT Educational Services       COM              45068b109      627     9850 SH       Sole                     9850
Ingersoll Rand Co              COM              g47791101      678    14400 SH       Sole                    14400
Intel Corp.                    COM              458140101      508    24166 SH       Sole                    24166
Interpublic Group              COM              460690100      657    61844 SH       Sole                    61844
Johnson & Johnson              COM              478160104     2211    35751 SH       Sole                    35751
Kraft Foods Inc.               COM              50075n104     1389    44083 SH       Sole                    44083
Kroger Co.                     COM              501044101     2403   107450 SH       Sole                   107450
Lincoln Educational            COM              533535100      211    13627 SH       Sole                    13627
Lowes Companies                COM              548661107      579    23099 SH       Sole                    23099
Manpower Inc.                  COM              56418h100      505     8050 SH       Sole                     8050
Marsh & McLennan Co.           COM              571748102     2627    96089 SH       Sole                    96089
Mastercard Inc.                COM              57636q104      359     1600 SH       Sole                     1600
McDonalds Corp                 COM              580135101      568     7404 SH       Sole                     7404
Medtronic Inc.                 COM              585055106      939    25317 SH       Sole                    25317
Merck & Co.Inc. New            COM              58933y105     1241    34427 SH       Sole                    34427
Microsoft Corp.                COM              594918104     2490    89208 SH       Sole                    89208
Motorola Inc.                  COM              620076109      329    36275 SH       Sole                    36275
Nike Inc Class B               COM              654106103      516     6041 SH       Sole                     6041
Oracle Corp                    COM              68389X105      473    15108 SH       Sole                    15108
Paychex Inc.                   COM              704326107     2006    64900 SH       Sole                    64900
Pepsico Inc.                   COM              713448108     1215    18595 SH       Sole                    18595
Petroleo Brasileiro SA         COM              71654v408      352     9300 SH       Sole                     9300
Pfizer Inc.                    COM              717081103     1684    96176 SH       Sole                    96176
Philip Morris International    COM              718172109     5424    92673 SH       Sole                    92673
Plum Creek Timber Company      COM              729251108      338     9035 SH       Sole                     9035
Precision Castparts Corp       COM              740189105      859     6170 SH       Sole                     6170
Quest Diagnostics Inc.         COM              74834l100      234     4333 SH       Sole                     4333
Ralcorp Holdings. Inc.         COM              751028101      278     4275 SH       Sole                     4275
Textainer Group Holdings Limit COM              g8766e109     2251    79000 SH       Sole                    79000
The Travelers Companies Inc.   COM              89417e109     2874    51589 SH       Sole                    51589
Transocean Inc.                COM              H8817H100      315     4537 SH       Sole                     4537
Unilever NV New York Shs       COM              904784709      833    26534 SH       Sole                    26534
United Parcel Service Inc.     COM              911312106      389     5358 SH       Sole                     5358
Unitedhealth Group Inc.        COM              91324p102     2436    67450 SH       Sole                    67450
Universal Technical Institute  COM              913915104      404    18325 SH       Sole                    18325
Unum Group                     COM              91529y106      979    40418 SH       Sole                    40418
Valero Energy Corp.            COM              91913y100     1385    59900 SH       Sole                    59900
Value Line Inc.                COM              920437100      329    22755 SH       Sole                    22755
Verizon Communications         COM              92343V104     1657    46316 SH       Sole                    46316
Waddell & Reed Financial       COM              930059100      484    13708 SH       Sole                    13708
Wal Mart Stores                COM              931142103     2807    52050 SH       Sole                    52050
Walt Disney Holding Co.        COM              254687106      202     5381 SH       Sole                     5381
Washington Federal             COM              938824109      483    28526 SH       Sole                    28526
Weight Watchers Intl. Inc.     COM              948626106     2401    64050 SH       Sole                    64050
Wellpoint Inc.                 COM              94973v107     2684    47200 SH       Sole                    47200
Western Union Company          COM              959802109     1004    54042 SH       Sole                    54042
Willbros Group, Inc            COM              969203108      185    18825 SH       Sole                    18825
Yum! Brands, Inc.              COM              988498101      396     8072 SH       Sole                     8072
Zimmer Holdings                COM              98956p102     1751    32625 SH       Sole                    32625
Gruma SA ADR                   FOR              400131306      309    41800 SH       Sole                    41800
Nokia Corp Sponsored ADR       FOR              654902204      182    17675 SH       Sole                    17675
PetroChina Company Limited ADR FOR              71646e100      440     3350 SH       Sole                     3350
SK Telecom ADR                 FOR              78440p108      832    44675 SH       Sole                    44675
Telefonos De Mexico SA Sp ADR  FOR              879403780      486    30094 SH       Sole                    30094
Telenorte Leste Participaoes A FOR              879246106     1384    94139 SH       Sole                    94139